FIXED ASSETS - NET (Schedule of Fixed Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Land and buildings	$ 262.2	$ 220.8
Plant and machinery	620.5	539.8
Furniture, fixtures and office equipment	18.2	15.5
Others	1.0	0.8
Property Plant And Equipment Gross Excluding Construction In Progress, Total	901.9	776.9
Less: Accumulated depreciation	(193.2)	(115.2)
Property Plant And Equipment Excluding Construction In Progress Net, Total	708.7	661.7
Construction-in-progress	128.9	93.8
Fixed assets - net	$ 837.6	$ 755.5